Trade and other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Beginning of the year		$ 1,253	$ 568
Adjustments of previous years (IFRS 9)		136
Additions	[1]	546	538
Recoveries		(43)	(45)
Currency translation adjustment		444	893
Deconsolidation			(229)
Receivables written off during the year as uncollectable		(325)	(470)
Inflation adjustment		(155)	(2)
End of the year		$ 1,856	$ 1,253

[1]	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note 23).